Derivatives (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term		100.00%
Financial liabilities at fair value	R$ (52,475)	R$ (76,861)
Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.40%	0.80%
Financial liabilities at fair value	R$ (153)	R$ (616)
Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	63.80%	50.80%
Financial liabilities at fair value	R$ (35,741)	R$ (39,068)
Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	20.40%	38.90%
Financial liabilities at fair value	R$ (8,972)	R$ (29,882)
Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	5.30%	0.10%
Financial liabilities at fair value	R$ (2,982)	R$ (65)
Credit Derivatives [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	0.50%	0.80%
Financial liabilities at fair value	R$ (149)	R$ (604)
Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	9.60%	8.60%
Financial liabilities at fair value	R$ (4,478)	R$ (6,626)
Not later than one month [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	15.20%	10.40%
Financial liabilities at fair value	R$ (7,988)	R$ (8,002)
Not later than one month [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2)	(219)
Not later than one month [member] | Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(3,231)	(2,835)
Not later than one month [member] | Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(903)	(3,221)
Not later than one month [member] | Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,965)	(55)
Not later than one month [member] | Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (887)	R$ (1,672)
Later than one month and not later than three months [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	4.50%	7.30%
Financial liabilities at fair value	R$ (2,336)	R$ (5,618)
Later than one month and not later than three months [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(4)	(37)
Later than one month and not later than three months [member] | Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(745)	(881)
Later than one month and not later than three months [member] | Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(775)	(2,973)
Later than one month and not later than three months [member] | Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value		(5)
Later than one month and not later than three months [member] | Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (812)	R$ (1,722)
Later than three months and not later than six months [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	7.30%	14.70%
Financial liabilities at fair value	R$ (3,829)	R$ (11,332)
Later than three months and not later than six months [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(4)	(12)
Later than three months and not later than six months [member] | Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1,245)	(1,241)
Later than three months and not later than six months [member] | Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1,542)	(9,214)
Later than three months and not later than six months [member] | Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value
Later than three months and not later than six months [member] | Credit Derivatives [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1)	(2)
Later than three months and not later than six months [member] | Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,037)	R$ (863)
Later than six months and not later than one year [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	14.90%	22.30%
Financial liabilities at fair value	R$ (7,798)	R$ (17,164)
Later than six months and not later than one year [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2)	(53)
Later than six months and not later than one year [member] | Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2,074)	(2,992)
Later than six months and not later than one year [member] | Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(4,693)	(12,900)
Later than six months and not later than one year [member] | Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value		(5)
Later than six months and not later than one year [member] | Credit Derivatives [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(2)	(1)
Later than six months and not later than one year [member] | Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (1,027)	R$ (1,213)
Later than one year and not later than two years [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	14.40%	11.80%
Financial liabilities at fair value	R$ (7,553)	R$ (9,056)
Later than one year and not later than two years [member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(6)	(97)
Later than one year and not later than two years [member] | Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(6,476)	(7,344)
Later than one year and not later than two years [member] | Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(595)	(901)
Later than one year and not later than two years [member] | Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(1)
Later than one year and not later than two years [member] | Credit Derivatives [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(32)	(7)
Later than one year and not later than two years [member] | Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	R$ (443)	R$ (707)
Later Than Two Years [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
% per maturity term	43.70%	33.50%
Financial liabilities at fair value	R$ (22,971)	R$ (25,689)
Later Than Two Years [Member] | Derivative Liabilities [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(135)	(198)
Later Than Two Years [Member] | Swaps [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(21,970)	(23,775)
Later Than Two Years [Member] | Option Agreements [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(464)	(673)
Later Than Two Years [Member] | Forward contract [member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(16)
Later Than Two Years [Member] | Credit Derivatives [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(114)	(594)
Later Than Two Years [Member] | Non Deliverable Forward [Member] | Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value	(272)	(449)
Derivative Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 55,251	78,208
% per maturity term	100.00%
Derivative Assets [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 642	R$ 402
% per maturity term	1.20%	0.50%
Derivative Assets [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 10,327	R$ 22,572
% per maturity term	18.70%	28.90%
Derivative Assets [Member] | Not later than one month [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 464	R$ 1
Derivative Assets [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 5,436	R$ 3,142
% per maturity term	9.80%	4.00%
Derivative Assets [Member] | Later than one month and not later than three months [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 2	R$ 28
Derivative Assets [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 2,921	R$ 4,073
% per maturity term	5.30%	5.20%
Derivative Assets [Member] | Later than three months and not later than six months [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 7
Derivative Assets [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 5,613	R$ 8,362
% per maturity term	10.20%	10.70%
Derivative Assets [Member] | Later than six months and not later than one year [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 8	R$ 5
Derivative Assets [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 9,500	R$ 10,093
% per maturity term	17.20%	12.90%
Derivative Assets [Member] | Later than one year and not later than two years [member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 7	R$ 26
Derivative Assets [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 21,454	R$ 29,966
% per maturity term	38.80%	38.30%
Derivative Assets [Member] | Later Than Two Years [Member] | Swaps Other Companies [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 154	R$ 341
Derivative Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 37,957	R$ 46,902
% per maturity term	68.70%	59.90%
Derivative Assets [Member] | Swap contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 4,310	R$ 4,866
Derivative Assets [Member] | Swap contract [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,063	1,022
Derivative Assets [Member] | Swap contract [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,177	1,635
Derivative Assets [Member] | Swap contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,915	2,842
Derivative Assets [Member] | Swap contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	7,921	8,261
Derivative Assets [Member] | Swap contract [member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	20,571	28,276
Derivative Assets [Member] | Option Agreements [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 7,718	R$ 23,671
% per maturity term	14.00%	30.30%
Derivative Assets [Member] | Option Agreements [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,374	R$ 15,610
Derivative Assets [Member] | Option Agreements [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	3,095	923
Derivative Assets [Member] | Option Agreements [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	675	1,443
Derivative Assets [Member] | Option Agreements [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,638	4,283
Derivative Assets [Member] | Option Agreements [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	710	802
Derivative Assets [Member] | Option Agreements [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	226	610
Derivative Assets [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 3,274	R$ 601
% per maturity term	5.90%	0.80%
Derivative Assets [Member] | Forward contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 3,129	R$ 460
Derivative Assets [Member] | Forward contract [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	85	74
Derivative Assets [Member] | Forward contract [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	32	58
Derivative Assets [Member] | Forward contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	9	3
Derivative Assets [Member] | Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value
Derivative Assets [Member] | Forward contract [member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	19	6
Derivative Assets [Member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 282	R$ 492
% per maturity term	0.50%	0.60%
Derivative Assets [Member] | Credit Derivatives [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 2	R$ 3
Derivative Assets [Member] | Credit Derivatives [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	5	10
Derivative Assets [Member] | Credit Derivatives [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	11	9
Derivative Assets [Member] | Credit Derivatives [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	73	9
Derivative Assets [Member] | Credit Derivatives [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	191	461
Derivative Assets [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 5,378	R$ 6,140
% per maturity term	9.70%	7.90%
Derivative Assets [Member] | Non Deliverable Forward [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 1,048	R$ 1,632
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,191	1,095
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,025	926
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,032	1,220
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	789	995
Derivative Assets [Member] | Non Deliverable Forward [Member] | Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	R$ 293	272
Derivative Assets [Member] | Swaps Other Companies [Member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value		R$ 1